Revolving Credit Agreement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 06, 2024
Revolving Credit Agreement [Line Items]
Aggregate principal amount		$ 75,000,000
Revolving loan monthly interest payments description	The Revolving Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum
Line of Credit Facility, Interest Rate at Period End	6.94%
Commitment fee rate	0.50%
Interest expense	$ 122,778
Revolving loan contains financial covenant term	The Revolving Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $110,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a total assets to total regulatory capital ratio of not more than 8.0 to 1.0. As of December 31, 2024, Webull Financial was in compliance with the Revolving Loan’s financial covenants.